Finance income and costs	6 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Finance income and costs
5. Finance income and costs

		2022	2021
Six months ended 30 September	Notes	£m	£m
Finance income
Interest income from financing activities		14	2
Net interest on pensions and other post-retirement benefit obligations		41	2
Other interest income		14	43
		69	47
Finance costs
Interest expense on financial instruments[1]		(878)	(556)
Unwinding of discount on provisions		(42)	(36)
Other interest		8	—
Less: interest capitalised		111	70
		(801)	(522)

Net finance costs		(732)	(475)
1.Finance costs include principal accretion on inflation-linked debt of £240 million (2021: £80 million) and principal accretion on inflation-linked swaps of £5 million (2021: £nil).